Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 448,623	$ 68,637	$ 5,034
Cash and cash equivalents included in funds receivable	10,063	16,193	15,138
Restricted cash included in other assets, noncurrent	213	203	197
Total cash, cash equivalents, and restricted cash	$ 458,899	$ 85,033	$ 20,369	$ 13,646